STOCK OPTION PLANS (Details - Option activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options outstanding, beginning balance	367,000	437,000	437,000
Weighted Average Exercise Price Outstanding, beginning	$ 0.85	$ 0.79	$ 0.81
Weighted average remaining contractual life	1 year 2 months 26 days	2 years 2 months 26 days	2 years 10 months 13 days	3 years 9 months 18 days
Aggregate intrinsic value, beginning balance	$ 0.00	$ 0.00	$ 0.00
Options granted	0	0	0
Weighted average exercise price granted	$ 0	$ 0	$ 0
Options cancelled	30,000	70,000	0
Weighted average exercise price cancelled	$ 0.62	$ 0.62	$ 0
Options exercised	0	0
Weighted average exercise price exercised	$ 0	$ 0
Options cancelled	(30,000)	(70,000)	0
Options exercised	0	0
Number of stock options outstanding, ending balance	337,000	367,000	437,000	437,000
Weighted Average Exercise Price Outstanding, ending	$ 0.85	$ 0.85	$ 0.79	$ 0.81
Aggregate intrinsic value, ending balance	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Options exercisable	337,000
Weighted Average Exercise Price Exercisable	$ 0.85
Weighted average remaining contractual life exercisable	1 year 2 months 26 days
Aggregate intrinsic value, beginning balance exercisable	$ 0.00